Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shareholders' equity
Dividends declared	$ 43.3	$ 41.3
Dividends paid	$ 43.3	$ 41.3
Dividends paid per share	$ 0.0538	$ 0.0513
Number of shares issued from treasury	0	0